Note 12 - Flow-through Premium Liability (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Feb. 16, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Flow-through share premium liability	$ 1,969	$ 2,986	$ 0